Selected Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Components

4. Selected Balance Sheet Components

Deferred financing costs

Prior to the termination of the Edoc proposed merger, the transaction between Calidi and Edoc (as described in Note 1) was treated as a reverse recapitalization and any direct and incremental costs associated with the business combination, including legal and accounting costs were capitalized as deferred financing costs. In the event the business combination is not completed, deferred financing costs are expensed on the termination date.

On August 11, 2022, Calidi terminated the Edoc Merger Agreement and charged off approximately $1.9 million of deferred financing costs included in general and administrative expenses during the year ended December 31, 2022.

On September 12, 2023, the FLAG Merger was completed as further discussed in Note 14.

The FLAG Merger is expected to be treated as a reverse recapitalization and any direct and incremental costs incurred associated with that business combination, including legal and accounting costs are capitalized as deferred financing costs included in deposits and other noncurrent assets on the consolidated balance sheets.

Through the FLAG Merger closing date, Calidi and FLAG entered into various Promissory Note Agreements (the “Promissory Note”) whereby Calidi advanced $705,000 to FLAG for transaction costs related to the FLAG Merger. Any advances made to FLAG under the Promissory Note do not bear any interest and are repayable to Calidi upon the earlier of the completion of the FLAG Merger from the proceeds of the Transactions or the winding up and dissolution of FLAG. Upon the close of the FLAG Merger, the advances and all other capitalized deferred financing costs will be reclassified against additional paid-in capital.

As of June 30, 2023 and December 31, 2022, there were approximately $1.5 million and $0.3 million, respectively, of deferred financing costs, which include the advances made to FLAG above, included in deposits and noncurrent assets.

Legal settlement liability

In July 2020, Calidi’s former executive and co-founding shareholder (the “Former Executive”), filed a complaint in the San Diego Superior Court (“the Complaint”) against Calidi and AJC Capital, and Calidi’s current CEO and founding shareholder, asserting breach of contract and declaratory relief and breach of contract (and later amended to include a claim for breach of fiduciary duty) and wrongfully terminated the Former Executive under an employment contract resulting in amounts allegedly owed to the Former Executive. Calidi denied those allegations and filed a cross complaint against the Former Executive for securities fraud, breach of contract, and breach of fiduciary duty.

On March 18, 2021, all parties ultimately settled pursuant to the terms of a Settlement and Mutual Release Agreement (“the Settlement Agreement”), in which the parties agreed to release each other from all claims and agreed to confidentiality, non-disparagement and other covenants. According to the principal terms of the Settlement Agreement, the Former Executive agreed to immediately transfer and assign all patents filed by Calidi during the Former Executive’s employment and otherwise fully cooperate with ongoing patent and intellectual property matters and other company matters, including enter into a voting agreement with the majority shareholders. As part of the Settlement Agreement, Calidi also agreed to pay the Former Executive $1.1 million in cash, with $60,000 payable within 30 days of the Settlement Agreement and $20,000 per month on the same day of each month thereafter until paid in full. Furthermore, if Calidi secures at least $10.0 million in equity financing, as defined in the Settlement Agreement, the then entire unpaid settlement liability amount will become due and payable within 21 days of the equity financing.

As of June 30, 2023 and December 31, 2022, approximately $0.5 million and $0.6 million, respectively, is included in legal settlement liability on the unaudited condensed consolidated balance sheets. Upon the close of the FLAG Merger, the entire amount became due and payable to the Former Executive (see Note 14).

Accrued expenses and other current liabilities

As of June 30, 2023 and December 31, 2022, accrued expenses and other current liabilities were comprised of the following (in thousands):

	June 30, 2023	December 31, 2022
Accrued compensation(1)	$4,890	$4,070
Accrued vendor and other expenses	2,005	1,277
Accrued expenses and other current liabilities	$6,895	$5,347

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).

See Note 13 for additional commitments.

5. Selected Balance Sheet Components

Deferred financing costs

Prior to the termination of the Edoc proposed merger, the transaction between Calidi and Edoc (as described in Note 1) was treated as a reverse recapitalization and any direct and incremental costs associated with the business combination, including legal and accounting costs were capitalized as deferred financing costs. In the event the business combination is not completed, deferred financing costs are expensed on the termination date.

On August 11, 2022, Calidi terminated the Edoc Merger Agreement and charged off approximately $1.9 million of deferred financing costs included in general and administrative expenses during the year ended December 31, 2022.

The FLAG Merger discussed in Note 15 is expected to be treated as a reverse recapitalization and any direct and incremental costs incurred associated with that business combination, including legal and accounting costs will be capitalized as deferred financing costs included in deposits and other noncurrent assets on the consolidated balance sheets.

On December 27, 2022, Calidi and FLAG entered into a Promissory Note Agreement (the “Promissory Note”) whereby Calidi committed to advancing up to $75,000 in short term funding to FLAG for transaction costs related to the FLAG Merger, and Calidi advanced $37,500 to FLAG on that date, and made the remaining $37,500 advance on January 6, 2023. Any advances made to FLAG under the Promissory Note do not bear any interest and are repayable to Calidi upon the earlier of the completion of the FLAG Merger from the proceeds of the Transactions or the winding up and dissolution of FLAG (see Note 15).

As of December 31, 2022, there were approximately $0.3 million of deferred financing costs, which include the advances made to FLAG above, included in deposits and noncurrent assets and no deferred financing costs recognized as of December 31, 2021.

Legal settlement liability

In July 2020, Calidi’s former executive and co-founding shareholder (the “Former Executive”), filed a complaint in the San Diego Superior Court (“the Complaint”) against Calidi and AJC Capital, and Calidi’s current CEO and founding shareholder, asserting breach of contract and declaratory relief and breach of contract (and later amended to include a claim for breach of fiduciary duty) and wrongfully terminated the Former Executive under an employment contract resulting in amounts allegedly owed to the Former Executive. Calidi denied those allegations and filed a cross complaint against the Former Executive for securities fraud, breach of contract, and breach of fiduciary duty.

On March 18, 2021, all parties ultimately settled pursuant to the terms of a Settlement and Mutual Release Agreement (“the Settlement Agreement”), in which the parties agreed to release each other from all claims and agreed to confidentiality, non-disparagement and other covenants. According to the principal terms of the Settlement Agreement, the Former Executive agreed to immediately transfer and assign all patents filed by Calidi during the Former Executive’s employment and otherwise fully cooperate with ongoing patent and intellectual property matters and other company matters, including enter into a voting agreement with the majority shareholders. As part of the Settlement Agreement, Calidi also agreed to pay the Former Executive $1.1 million in cash, with $60,000 payable within 30 days of the Settlement Agreement and $20,000 per month on the same day of each month thereafter until paid in full. Furthermore, if Calidi secures at least $10.0 million in equity financing, as defined in the Settlement Agreement, the then entire unpaid settlement liability amount will become due and payable within 21 days of the equity financing.

Because of Calidi’s anticipation of an equity financing within the next twelve months, the entire remaining balance of the legal settlement liability of $0.6 million and $0.9 million as of December 31, 2022 and 2021, respectively, is included in current liabilities on the consolidated balance sheets.

Accrued expenses and other current liabilities

As of December 31, 2022 and 2021, accrued expenses and other current liabilities were comprised of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued compensation(1)	$4,070	$2,446
Accrued vendor and other expenses	1,277	1,060
Accrued expenses and other current liabilities	$5,347	$3,506

(1)	Includes deferred compensation for certain executives and deferred board fees for one director.

See Note 14 for additional commitments.